SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 24, 2011		Sep. 25, 2010		Sep. 26, 2009
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 5,403		$ 4,374		$ 6,578
Charged (Credited) to Costs and Expenses	5,598		5,141		3,284
Other Additions	0		0		0
Deductions	(4,041)	[1]	(4,112)	[1]	(5,488)	[1]
Balance at End of Period	6,960		5,403		4,374
Valuation Allowance of Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	40,656		45,462		48,895
Charged (Credited) to Costs and Expenses	(454)		(4,806)		(2,048)
Other Additions	0		0		0
Deductions	0	[1]	0	[1]	(1,385)	[1]
Balance at End of Period	$ 40,202		$ 40,656		$ 45,462

[1]	Represents amounts that did not impact earnings.